Line of Credit and Notes Payable - Exchange Note Exchange Financing (Details)				1 Months Ended	3 Months Ended	9 Months Ended
	Aug. 08, 2024 USD ($) shares	Jun. 24, 2024 USD ($) $ / shares	Nov. 21, 2023 USD ($) $ / shares	Aug. 31, 2024 USD ($) shares	Sep. 30, 2024 USD ($) $ / shares	Sep. 30, 2024 USD ($) D $ / shares	Oct. 05, 2022 USD ($)
Line of Credit and Notes Payable
Loss on extinguishment					$ 740,979	$ 740,979
Conversion price (in dollars per share) | $ / shares					$ 2.00	$ 2.00
Maximum reset of conversion price (in dollars per share) | $ / shares			$ 2.00
Bridge securities purchase agreement
Line of Credit and Notes Payable
Original issue discount (in percentage)							10.00%
VSee Note | Exchange Agreement
Line of Credit and Notes Payable
Principal amount not exchangeable			$ 600,000
iDoc Note | Exchange Agreement
Line of Credit and Notes Payable
Principal amount not exchangeable			$ 600,000
Exchange Note
Line of Credit and Notes Payable
Shares issued in debt settlement or conversion (shares) | shares	213,759			213,759
Percentage discount on VWAP	5.00%			5.00%
Loss on extinguishment	$ 98,050
Principal balance of debt	$ 566,740			$ 566,740
Annual fixed interest rate (in percentage)		8.00%
Conversion price (in dollars per share) | $ / shares		$ 10
Share price trigger to determine reset of conversion price (in dollars per share) | $ / shares		$ 10.00
Threshold percentage of average lowest VWAP of DHAC's common stock to determine reset of conversion price (in percentage)		95.00%
Maximum reset of conversion price (in dollars per share) | $ / shares		$ 2.0
Percentage of average lowest VWAP of common stock considered for determination of Amortization Conversion Price (in percentage)						95.00%
Number of trading days to determine Amortization Conversion Price | D						10
Minimum conversion price to make amortization payment (in dollars per share) | $ / shares						$ 2.00
Fair value		$ 6,155,925			$ 1,851,000	$ 1,851,000
Total interest expense					27,872	30,676
Change in fair value					$ 3,249,133	$ 3,738,185
Bridge Note | Bridge securities purchase agreement | Bridge Investor
Line of Credit and Notes Payable
Aggregate principal amount							$ 2,222,222